INCOME FROM INVESTMENTS	12 Months Ended
Jun. 30, 2026
INCOME FROM INVESTMENTS
INCOME FROM INVESTMENTS

4.INCOME FROM INVESTMENTS

Income from investments consist of:

	Years ended June 30,
	2026	2025
Fair value change on equity investments	$74,010	$(2,641)
Fair value change on bonds	—	49,048
Interest income	937,453	741,190
Income from investments	$1,011,463	$787,597